Share capital - Change in Ordinary Shares (Details) £ in Thousands									12 Months Ended
	Mar. 29, 2018 shares	Oct. 04, 2017 shares	Oct. 02, 2017 shares	Sep. 29, 2017 shares	Sep. 28, 2017 shares	Jun. 27, 2017 shares	Apr. 10, 2017 shares	Feb. 22, 2017 shares	Jan. 31, 2018 GBP (£) shares	Jan. 31, 2017 GBP (£) shares	Jan. 31, 2016 GBP (£) shares
Number of Shares
Share options exercised (in shares) | shares		88,320	97,199	94,425	32,500	19,425	16,667		348,536	373,781
Disclosure of classes of share capital [abstract]
Share capital, beginning balance									£ 618
New share capital issued (net of transaction costs)									14,931		£ 26,101
Issue of Ordinary Shares as consideration for a business combination									5,000
New share capital issued from exercise of warrants									10	£ 107
Share options exercised									392	283	£ 222
Share capital, ending balance									£ 736	£ 618
Ordinary Shares
Number of Shares
Number of shares issued and fully paid, beginning balance (in shares) | shares									61,841,566	61,290,740
New share capital issued (net of transaction costs) (in shares) | shares	8,333,333								8,389,250
Issue of Ordinary Shares as consideration for a business combination (in shares) | shares									2,934,272
New share capital issued from exercise of warrants (in shares) | shares								50,000	50,000	177,045
Share options exercised (in shares) | shares									348,536	373,781
Number of shares issued and fully paid, ending balance (in shares) | shares									73,563,624	61,841,566	61,290,740
Disclosure of classes of share capital [abstract]
Share capital, beginning balance									£ 618
Share capital, ending balance									736	£ 618
Share capital
Disclosure of classes of share capital [abstract]
New share capital issued (net of transaction costs)									84		£ 198
Issue of Ordinary Shares as consideration for a business combination									30
New share capital issued from exercise of warrants									1	2
Share options exercised									3	3	4
Share capital | Ordinary Shares
Disclosure of classes of share capital [abstract]
Share capital, beginning balance									618	613
New share capital issued (net of transaction costs)									84
Issue of Ordinary Shares as consideration for a business combination									30
New share capital issued from exercise of warrants									1	2
Share options exercised									3	3
Share capital, ending balance									736	618	613
Share premium
Disclosure of classes of share capital [abstract]
New share capital issued (net of transaction costs)									14,847		25,903
Issue of Ordinary Shares as consideration for a business combination									0
New share capital issued from exercise of warrants									9	105
Share options exercised									389	280	218
Share premium | Ordinary Shares
Disclosure of classes of share capital [abstract]
Share capital, beginning balance									46,420	46,035
New share capital issued (net of transaction costs)									13,419
Issue of Ordinary Shares as consideration for a business combination									0
New share capital issued from exercise of warrants									9	105
Share options exercised									389	280
Share capital, ending balance									60,237	46,420	46,035
Total consideration | Ordinary Shares
Disclosure of classes of share capital [abstract]
Share capital, beginning balance									47,038	46,648
New share capital issued (net of transaction costs)									13,503
Issue of Ordinary Shares as consideration for a business combination									30
New share capital issued from exercise of warrants									10	107
Share options exercised									392	283
Share capital, ending balance									£ 60,973	£ 47,038	£ 46,648